                                                                                           February 10, 2009

Securities and Exchange Commission

100 F Street, N.E.
Washington, D.C. 20549

Re:      WRL Series Life Account G

     1933 Act File No. 333-_______/1940 Act File No. 811-4420

     WRL Associate Freedom Elite Builder

Dear Sir/Madam:

On behalf of Western Reserve Life Assurance Co. of Ohio (“Western Reserve”) and WRL Series Life Account G (the "Registrant"), we are transmitting for electronic filing via EDGAR under the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940, as amended (the “1940 Act”), an Initial Registration Statement on Form N-6 for the purpose of registering the WRL Associate Freedom Elite Builder variable life insurance policy (the “Policy”) under the 1933 Act, including all exhibits indicated as being filed therewith. Exhibits for this filing will be filed in a pre-effective amendment.

     The Policy will be issued through the Registrant, which has been in operation since 1986. The Registrant has previously registered as a unit investment trust under the 1940 Act (File No. 811-4420) in connection with issuance of certain other flexible premium deferred variable life policies.

     This Policy was previously included as part of the WRL Freedom Elite Builder prospectus which was declared effective by the Commission on July 3, 2001 (file nos. 333-58322/811-4420); when that product was revised to include the 2001 CSO Tables information, the above referenced product was extracted from that prospectus and is now being submitted as a stand-alone prospectus. The Policy is available only to certain affiliated persons, as described in the prospectus, and their immediate family members.

     Please do not hesitate to contact Art Woods, Esq. at (727) 299-1830 or me at (727) 299-1747 if you have any questions.

Sincerely,

                                                             /s/ Gayle A. Morden

                                                            Gayle A. Morden

Compliance Manager –AFP Life Products

Enclosure
cc:      Arthur D. Woods, Esq.

          Mary Jane Wilson-Bilik, Esq.